Related Party Transactions and Key Management Compensation (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Consulting Fees	$ 1,666,920	$ 845,924	$ 754,738
Legal firm where company's director is a partner [Member]
Legal Fees			82,455
Companies controlled by individuals associated with the former CEO and current director [Member]
Consulting Fees	229,414	215,108	203,274
Joint ventures where entity is venturer [member]
Consulting Fees	246,602		172,330
Company Controlled by a Director
Consulting Fees	$ 170,718